General and Administrative Expenses - Additional Information (Details) - General and Administrative Expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and Administrative Expenses
Amount of reduction in professional services expenses	€ 4,435	€ 5,438	€ 0
Professional services, consulting and legal fees	33,127
Professional services, issue of Azul warrants expenses	13,030
IT and communication expense incurred for cloud-based data analytics tool	€ 13,527	€ 6,590	€ 0